UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)	$ 442,000	$ (301,000)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Depreciation	719,000	680,000
Amortization of intangible assets	100,000	104,000
Share-based compensation	104,000	144,000
Interest and income taxes paid	(48,000)	(54,000)
Finance expenses, net	47,000	55,000
Amortization of deferred income from government grants	(15,000)	(16,000)
Gain on disposal of property, plant and equipment and other	(24,000)	(24,000)
Change in assets and liabilities:
Receivables, prepayments, other assets and other noncurrent assets	(34,000)	(246,000)
Deferred income taxes	41,000	33,000
Inventories	(141,000)	(86,000)
Trade and other payables	263,000	293,000
Net cash provided by operating activities	1,454,000	582,000
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property, plant and equipment	(1,408,000)	(657,000)
Purchases of intangible assets	(47,000)	(68,000)
Advances and proceeds from sale of property, plant and equipment and intangible assets	24,000	265,000
Purchase of investment in marketable securities	(790,000)	0
Other investing activities	(22,000)	(2,000)
Net cash used in investing activities	(2,243,000)	(462,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of equity instruments and other	94,000	85,000
Repayments of shareholder loan	0	(126,000)
Net proceeds from borrowings	443,000	265,000
Repayments of debt and finance lease obligations	(212,000)	(448,000)
Net cash provided by (used in) financing activities	325,000	(224,000)
Effect of exchange rate changes on cash and cash equivalents	(1,000)	1,000
Net decrease in cash and cash equivalents	(465,000)	(103,000)
Cash and cash equivalents at the beginning of the period	2,939,000	908,000
Cash and cash equivalents at the end of the period	2,474,000	805,000
Noncash investing and financing activities:
Amounts payable for property, plant and equipment	532,000	270,000
Property, plant and equipment acquired through lease	61,000	92,000
Amounts payable for intangible assets	$ 106,000	$ 122,000